UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21467

Salomon Brothers Capital and Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Salomon Brothers

Capital and Income

Fund Inc.

Semi-Annual Report

April 30, 2005

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

SCDSEMI 04/05

05-8644

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Letter From the Chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period of this report. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)i growth was 3.8% in the fourth quarter. The advance estimate for first quarter 2005 GDP growth was 3.1%. After the end of the Fund’s reporting period, the advance first quarter 2005 GDP figure was revised up to 3.5%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four times during the reporting period. Following the end of the Fund’s reporting period, at its May meeting, the Fed once again increased its target for the federal funds rate by 0.25% to 3.00%.

During the first half of the reporting period, the fixed income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, remained fairly steady. However, this began to change in late February 2005, as strong economic data and inflationary concerns caused longer-term rates to rise as well. This continued through March, before longer-term rates again declined on the back of mixed economic data. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,iv returned 0.98%.

The U.S. stock market posted a modest gain for the period, with the S&P 500 Indexv returning 3.28%. The reporting period began on a bright note, as the equity markets rallied sharply in November and December 2004. Investors were drawn to stocks as the uncertainty of the Presidential election ended and oil prices fell from their record highs. Thus far in 2005, the equity markets have been volatile. Equities were weak in January, rose in February and again fell in March and April. The market’s recent troubles have been attributed to mixed economic data, continued high oil prices, and rising interest rates.

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, mid- and large-cap stocks generally outperformed their small-cap brethren during the period.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

Performance Review

For the six months ended April 30, 2005, the Salomon Brothers Capital and Income Fund returned -2.34%, based on its NYSE market price and 3.05% based on its net asset value (“NAV”)vi per share. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 3.28% for the same time period. The

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Lipper Income and Preferred Stock Funds Closed-End Funds Category Average1 returned 4.28%. Please note that Lipper performance returns are based on each fund’s NAV per share.

During the six-month period, the Fund made distributions to shareholders totaling $0.6000 per share (which may include return of capital). The performance table shows the Fund’s 30-day SEC yield as well as its six-month total return based on its NAV and market price as of April 30, 2005. Past performance is no guarantee of future results. The Fund’s yields will vary.

FUND PERFORMANCE

AS OF APRIL 30, 2005

(unaudited)

Price Per Share	30-Day SEC Yield	Six-Month Total Return

$18.62 (NAV)	3.83%	3.05%

$16.26 (Market Price)	4.39%	-2.34%

All figures represent past performance and are not a guarantee of future results. The Fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the Fund’s filings with the SEC. The yield figure reflects the income dividends and interest earned during the period after deduction of the Fund’s expenses for the period. These yields are as of April 30, 2005 and are subject to change.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Looking for Additional Information?

The Fund is traded under the symbol “SCD” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XSCDX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.citigroupam.com.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005 including the reinvestment of dividends and capital gains distributions, if any, calculated among the 35 funds in the Fund’s Lipper category, and excluding sales charges.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price, and other information.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 17, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2005 and are subject to change. Please refer to pages 5 through 31 for a list and percentage breakdown of the Fund’s holdings.

RISKS: As interest rates rise, bond prices fall, reducing the value of the Fund. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Foreign securities are subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions which could result in significant fluctuations. The risks are magnified in emerging markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
[v]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
vi	NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Fund at a Glance (unaudited)

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited)

April 30, 2005

Shares	Security*	Value
Common Stock — 40.4%
Consumer Discretionary — 4.3%
Hotels Restaurants & Leisure — 0.3%
30,000	Brinker International, Inc. (a)	$1,014,000
13,000	Ctrip.com International Ltd., ADR (a)	570,440
30,100	McDonald’s Corp.	882,231

		2,466,671

Household Durables — 0.3%
117,400	Newell Rubbermaid Inc. (b)	2,551,102

Leisure Equipment & Products — 0.0%
27,100	Mattel, Inc.	489,155

Media — 2.7%
103,100	Cablevision Systems Corp., NY Group Class A Shares (a)	2,675,445
22,800	Comcast Corp., Class A Shares (a)	732,108
112,300	EchoStar Communications Corp., Class A Shares (a)	3,251,085
156,500	The Interpublic Group of Cos., Inc. (a)(b)	2,012,590
172,400	Liberty Media Corp., Series A Shares (a)	1,730,896
57,575	Liberty Media International, Inc., Series A Shares (a)	2,387,635
150,700	News Corp., Class B Shares (b)	2,399,144
8,400	NTL Inc. (a)(b)	537,432
345,800	SES Global-FDR#	4,752,253
140,500	Time Warner Inc. (a)	2,361,805
34,000	Viacom Inc., Class B Shares	1,177,080

		24,017,473

Multi-line Retail — 0.7%
55,000	Dollar General Corp.	1,119,250
80,800	J.C. Penney Co. Inc., (Holding Co.)	3,830,728
25,000	Wal-Mart Stores, Inc.	1,178,500

		6,128,478

Specialty Retail — 0.2%
25,000	Best Buy Co., Inc.	1,258,500
18,700	Regis Corp.	668,151

		1,926,651

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Shares	Security*	Value
Textiles & Apparel — 0.1%
15,000	Nike, Inc., Class B Shares	$1,152,150

	Total Consumer Discretionary	38,731,680

Consumer Staples — 1.9%
Beverages — 0.1%
25,000	PepsiCo, Inc.	1,391,000

Food & Drug Retailing — 0.4%
20,000	CVS Corp.	1,031,600
162,600	The Kroger Co. (a)	2,564,202

		3,595,802

Food Products — 0.5%
34,100	Kellogg Co.	1,532,795
40,000	McCormick & Co. Inc, Non-Voting Shares	1,383,600
75,000	Sara Lee Corp.	1,604,250

		4,520,645

Household Products — 0.3%
46,300	Kimberly-Clark Corp.	2,891,435

Tobacco — 0.6%
78,000	Altria Group, Inc.	5,069,220

	Total Consumer Staples	17,468,102

Energy — 5.6%
Energy Equipment & Services — 3.0%
137,700	ENSCO International Inc.	4,489,020
117,700	GlobalSantaFe Corp.	3,954,720
71,500	Halliburton Co.	2,973,685
110,600	Nabors Industries, Ltd. (a)	5,958,022
105,000	Pride International, Inc. (a)	2,341,500
112,700	Rowan Cos., Inc. (a)	2,989,931
100,000	Transocean Inc. (a)	4,637,000

		27,343,878

Oil & Gas — 2.6%
35,300	BP Plc, ADR	2,149,770
87,200	Marathon Oil Corp.	4,060,904

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Shares	Security*	Value
Oil & Gas — 2.6% (continued)
107,357	Nexen Inc.	$5,126,297
29,000	Noble Energy, Inc. (b)	1,859,480
87,480	Total SA, ADR (b)	9,702,407

		22,898,858

	Total Energy	50,242,736

Financials — 11.0%
Banks — 1.2%
92,952	Bank of America Corp.	4,186,558
24,700	Comerica Inc.	1,414,322
14,400	U.S. Bancorp.	401,760
16,500	Wachovia Corp.	844,470
53,800	Wells Fargo & Co.	3,224,772
13,000	Zions Bancorp.	910,390

		10,982,272

Diversified Financials — 1.5%
11,300	American Express Co.	595,510
53,780	Capital One Financial Corp.	3,812,464
54,950	Freddie Mac	3,380,524
6,600	The Goldman Sachs Group, Inc.	704,814
41,840	JPMorgan Chase & Co.	1,484,902
15,900	Legg Mason, Inc.	1,126,674
8,000	Lehman Brothers Holdings Inc.	733,760
35,600	Merrill Lynch & Co., Inc.	1,919,908

		13,758,556

Insurance — 0.9%
24,300	American International Group, Inc.	1,235,655
28,100	Assurant, Inc.	929,829
8	Berkshire Hathaway Inc., Class A Shares (a)	674,800
30,800	The Chubb Corp.	2,518,824
8,000	The Hartford Financial Services Group, Inc.	578,960
15,300	IPC Holdings, Ltd.	575,739
14,200	PartnerRe Ltd.	827,576
17,250	Willis Group Holdings Ltd. (b)	577,013

		7,918,396

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Shares	Security*	Value
Real Estate — 7.4%
19,300	Alexandria Real Estate Equities, Inc.	$1,328,226
65,200	AMB Property Corp.	2,542,148
155,000	American Financial Realty Trust	2,376,150
7,400	Apartment Investment and Management Co., Class A Shares	282,088
62,100	Archstone-Smith Trust	2,233,737
60,000	Arden Realty, Inc.	2,141,400
25,000	Ashford Hospitality Trust Inc. (b)	256,000
31,900	AvalonBay Communities Inc.	2,296,800
46,500	BioMed Realty Trust, Inc.	939,300
17,200	Boston Properties Inc.	1,143,284
12,400	BRE Properties Inc., Class A Shares	461,528
66,800	CarrAmerica Realty Corp.	2,207,072
12,000	Developers Diversified Realty Corp.	509,280
20,900	Duke Realty Corp.	639,540
218,000	Equity Office Properties Trust	6,860,460
50,200	Equity Residential	1,724,370
29,800	Federal Realty Investment Trust	1,594,300
67,400	General Growth Properties Inc.	2,636,014
22,500	Gramercy Capital Corp.	447,300
57,900	Heritage Property Investment Trust (b)	1,783,320
27,000	Highwoods Properties, Inc.	759,510
90,000	iStar Financial Inc.	3,585,600
12,400	Kimco Realty Corp.	686,836
70,000	Liberty Property Trust	2,788,100
7,400	The Macerich Co.	446,220
100,000	Maguire Properties, Inc. (b)	2,550,000
105,000	New Plan Excel Realty Trust, Inc. (b)	2,710,050
7,200	Pan Pacific Retail Properties, Inc.	435,024
60,000	Prentiss Properties Trust	1,993,200
106,300	ProLogis	4,208,417
39,200	PS Business Parks Inc.	1,582,112
21,000	Public Storage Inc.	1,232,700
26,393	Reckson Associates Realty Corp.	851,174
34,500	Simon Property Group, Inc.	2,279,415
45,900	SL Green Realty Corp.	2,799,900

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Shares	Security*	Value
Real Estate — 7.4% (continued)
25,000	United Dominion Realty Trust, Inc.	$553,750
26,900	Vornado Realty Trust	2,056,505

		65,920,830

	Total Financials	98,580,054

Healthcare — 5.1%
Biotechnology — 1.6%
49,800	Amgen Inc. (a)	2,898,858
78,000	Genentech, Inc. (a)	5,533,320
53,300	InterMune, Inc. (a)(b)	575,640
64,400	OSI Pharmaceuticals, Inc. (a)	3,048,374
60,400	Transkaryotic Therapies, Inc. (a)(b)	2,046,352

		14,102,544

Healthcare Equipment & Supplies — 0.6%
56,200	DJ Orthopedics, Inc. (a)	1,413,430
15,600	Fisher Scientific International Inc. (a)	926,328
35,300	Zimmer Holdings, Inc. (a)	2,874,126

		5,213,884

Healthcare Providers & Services — 1.0%
27,200	Aetna, Inc.	1,995,664
47,000	Coventry Health Care, Inc. (a)	3,216,210
23,000	PacifiCare Health Systems, Inc. (a)	1,374,480
17,000	WellPoint Inc. (a)	2,171,750

		8,758,104

Pharmaceuticals — 1.9%
25,700	Abbott Laboratories	1,263,412
68,200	GlaxoSmithKline PLC, ADR	3,447,510
37,800	Novartis AG, ADR	1,841,994
110,700	Pfizer Inc.	3,007,719
2,600	Roche Holding AG#	315,935
28,400	Sanofi-Aventis#	2,524,605
46,100	Sanofi-Aventis, ADR (a)(b)	2,045,457

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Shares	Security*	Value
Pharmaceuticals — 1.9% (continued)
34,200	Sepracor, Inc. (a)	$2,049,264
27,000	Teva Pharmaceutical Industries Ltd., ADR	843,480

		17,339,376

	Total Healthcare	45,413,908

Industrials — 4.2%
Aerospace & Defense — 1.3%
116,400	The Boeing Co.	6,928,128
20,100	Lockheed Martin Corp.	1,225,095
90,000	Raytheon Co.	3,384,900

		11,538,123

Building Products — 0.3%
52,800	American Standard Cos., Inc.	2,360,688

Commercial Services & Supplies — 0.3%
35,700	Avery Dennison Corp.	1,868,895
50,000	Wright Express Corp. (a)	835,000

		2,703,895

Construction & Engineering — 0.3%
131,700	Chicago Bridge & Iron Company N.V.	2,947,446

Industrial Conglomerates — 1.4%
259,800	General Electric Co.	9,404,760
77,900	Honeywell International Inc.	2,785,704

		12,190,464

Machinery — 0.4%
128,600	Navistar International Corp. (a)	3,797,558

Marine — 0.2%
82,500	Arlington Tankers Ltd. (b)	1,801,800

Trading Companies & Distributors — 0.0%
9,600	MSC Industrial Direct Co., Class A Shares (b)	257,952

	Total Industrials	37,597,926

Information Technology — 3.0%
Communications Equipment — 1.2%
1,660,300	ADC Telecommunications, Inc. (a)(b)	3,768,881
56,451	Comverse Technology, Inc. (a)	1,286,518

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Shares	Security*	Value
Communications Equipment — 1.2% (continued)
69,000	Nokia Oyj, ADR	$1,102,620
1,641,100	Nortel Networks Corp. (a)	4,086,339
53,100	Polycom, Inc. (a)	810,306

		11,054,664

Computers & Peripherals — 0.5%
45,300	Hewlett-Packard Co.	927,291
44,000	Lexmark International Inc., Class A Shares (a)	3,055,800

		3,983,091

Electronic Equipment & Instruments — 0.0%
2,000	Dolby Laboratories Inc. Class A Shares (a)	40,900

Internet Software & Services — 0.2%
133,900	Digitas Inc. (a)(b)	1,334,983
21,900	SINA Corp. (a)(b)	601,593

		1,936,576

Semiconductor Equipment & Products — 0.6%
24,000	Intel Corp.	564,480
96,000	Maxim Integrated Products, Inc.	3,590,400
108,700	Teradyne, Inc. (a)	1,197,874

		5,352,754

Software — 0.5%
169,400	Microsoft Corp.	4,285,820

	Total Information Technology	26,653,805

Materials — 1.7%
Chemicals — 0.6%
61,700	Air Products and Chemicals, Inc.	3,623,641
28,000	E. I. du Pont de Nemours and Co.	1,319,080

		4,942,721

Containers & Packaging — 0.1%
20,000	Sealed Air Corp. (a)	968,800

Metals & Mining — 1.0%
153,400	Barrick Gold Corp. (b)	3,423,888
56,200	Compass Minerals International Inc.	1,357,230
30,000	CONSOL Energy Inc.	1,297,200
80,000	Massey Energy Co. (b)	2,888,800

		8,967,118

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Shares	Security*	Value
Paper & Forest Products — 0.0%
4,700	International Paper Co.	$161,163

	Total Materials	15,039,802

Telecommunication Services — 2.1%
Diversified Telecommunication Services — 0.9%
23,300	ALLTEL Corp.	1,327,168
276,800	Citizens Communications Co. (b)	3,529,200
60,000	Sprint Corp.	1,335,600
107,600	Telewest Global, Inc. (a)	1,994,904

		8,186,872

Wireless Telecommunication Services — 1.2%
90,000	Crown Castle International Corp. (a)	1,451,700
169,600	Nextel Communications Inc., Class A Shares (a)	4,747,104
75,300	SpectraSite Inc. (a)(b)	4,226,589
15,000	Western Wireless Corp., Class A Shares (a)	587,850

		11,013,243

	Total Telecommunication Services	19,200,115

Utilities — 1.5%
Electric Utilities — 0.4%
41,900	Allegheny Energy Inc. (a)(b)	1,024,036
9,200	Entergy Corp.	674,360
57,000	NRG Energy, Inc. (a)	1,772,700

		3,471,096

Gas Utilities — 0.4%
364,800	El Paso Corp.	3,644,352

Multi-Utilities — 0.7%
83,900	Sempra Energy	3,387,882
151,200	The Williams Cos., Inc.	2,573,424

		5,961,306

	Total Utilities	13,076,754

	Total Common Stock (Cost — $346,851,602)	362,004,882

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Shares	Security*	Value
Preferred Stock — 0.0%
Consumer Discretionary — 0.0%
Auto Components — 0.0%
14,000	Delphi Trust I, 8.250% Cumulative Trust Preferred Securities (b) (Cost — $368,200)	$254,100

Convertible Preferred Stocks — 3.3%
Energy — 0.2%
Energy Equipment & Services — 0.2%
38,000	Hanover Compressor Capital Trust, 7.250% Preferred Securities (b)	1,729,000

Financials — 2.9%
Banks — 0.4%
60,000	Commerce Capital Trust II, 5.950% Trust Preferred Securities	3,390,000

Diversified Financials — 1.1%
75,000	Capital One Financial Corp., 6.250% Upper DECS (b)	3,759,000
140,000	Sovereign Capital Trust IV, 4.375% Contingent Trust Preferred Equity Redeemable Securities	6,247,500

		10,006,500

Insurance — 0.1%
1,000	Fortis Insurance NV, 7.750% Mandatorily Exchangeable (c)	1,019,500

Real Estate — 1.3%
167,000	Host Marriott Financial Trust, 6.750% Quarterly Income Preferred Securities	9,560,750
39,000	Simon Property Group, Inc., 6.000% Perpetual, Series I	2,265,510

		11,826,260

	Total Financials	26,242,260

Telecommunication Services — 0.2%
Wireless Telecommunication Services — 0.2%
22,500	Dobson Communications Corp., 6.000% Cumulative, Series F	1,738,125

	Total Convertible Preferred Stock (Cost — $31,354,041)	29,709,385

Face Amount
Corporate Bonds & Notes — 13.2%
Basic Industries — 2.8%
$440,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	376,200
650,000	Ainsworth Lumber Co. Ltd., Sr. Notes, 7.250% due 10/1/12	617,500

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Basic Industries — 2.8% (continued)
$275,000	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09 (b)	$253,688
475,000	Aleris International Inc., Sr. Secured Notes, 10.375% due 10/15/10	518,937
500,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13 (b)	407,500
500,000	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	512,500
325,000	BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625% due 6/15/14	359,937
1,000,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	1,110,000
500,000	Borden U.S. Finance Corp., Sr. Secured Notes, 9.000% due 7/15/14 (c)	502,500
250,000	Bowater Inc., Notes, 6.500% due 6/15/13 (b)	228,125
400,000	Buckeye Technologies Inc., Sr. Sub. Notes, 9.250% due 9/15/08	404,000
1,000,000	Compass Minerals Group, Inc., Sr. Sub. Notes, 10.000% due 8/15/11	1,095,000
1,000,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	1,120,000
650,000	Hercules Inc., Sr. Sub. Notes, 6.750% due 10/15/29	635,375
1,000,000	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09 (b)	1,042,500
275,000	IPSCO Inc, Sr. Notes, 8.750% due 6/1/13	306,625
500,000	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	540,000
211,000	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14	242,123
1,250,000	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	1,231,250
750,000	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	746,250
1,000,000	Koppers Inc., Sr. Secured Notes, 9.875% due 10/15/13	1,075,000
1,000,000	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	1,147,500
1,116,000	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08	1,194,120
225,000	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	243,000
775,000	Mueller Holdings Inc., Discount Notes, zero coupon until 4/15/09, 14.750% therafter, due 4/15/14	519,250
600,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13 (b)	618,000
1,000,000	Newark Group, Inc., Sr. Sub. Notes, 9.750% due 3/15/14	990,000
1,000,000	Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14 (b)	945,000
325,000	Novelis Inc., Sr. Notes, 7.250% due 2/15/15 (c)	316,063
500,000	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	507,500
900,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10 (b)	929,250
500,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	547,500
	Pliant Corp.:
275,000	Sr. Secured Notes, zero coupon until 12/15/06, 11.125% thereafter, due 6/15/09	244,750
150,000	Sr. Sub. Notes, 13.000% due 6/1/10 (b)	113,250
400,000	PPG Industries Inc., Notes, 6.500% due 11/1/07	421,697
500,000	Resolution Performance Products LLC/RPP Capital Corp., Sr. Secured Notes, 9.500% due 4/15/10 (b)	513,750
	Rhodia S.A.:
500,000	Sr. Notes, 7.625% due 6/1/10 (b)	482,500
500,000	Sr. Sub. Notes, 8.875% due 6/1/11 (b)	470,000

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Basic Industries — 2.8% (continued)
$625,000	United Agri Products, Inc., Sr. Notes, 8.250% due 12/15/11	$615,625
325,000	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	355,063
115,000	Weyerhaeuser Co., Notes, 6.125% due 3/15/07	118,943
150,000	WMC Finance U.S.A. Ltd., Notes, 6.750% due 12/1/06	156,368

		24,774,139

Consumer Cyclicals — 1.3%
625,000	AMF Bowling Worldwide, Inc., Sr. Sub. Notes, 10.000% due 3/1/10	628,125
500,000	Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10 (b)	495,000
200,000	Carnival Corp., Sr. Notes, 3.750% due 11/15/07	197,701
875,000	Cinemark Inc., Sr. Discount Notes, zero coupon until 3/15/09, 9.750% thereafter, due 3/15/14	605,938
125,000	Cintas Corp. No. 2, Sr. Notes, 5.125% due 6/1/07	127,798
350,000	Corrections Corp. of America, Sr. Notes, 6.250% due 3/15/13 (c)	339,500
500,000	CSK Auto, Inc., Sr. Sub. Notes, 7.000% due 1/15/14	455,000
125,000	CVS Corp., Notes, 5.625% due 3/15/06	126,866
150,000	DaimlerChrysler NA Holding Corp., Notes, 6.400% due 5/15/06	152,533
550,000	Denny’s Corp., Sr. Notes, 10.000% due 10/1/12 (c)	566,500
200,000	Eye Care Centers of America, Inc., Sr. Sub. Notes, 10.750% due 2/15/15 (c)	187,000
1,000,000	FelCor Lodging L.P., Sr. Notes, 9.000% due 6/1/11 (b)	1,075,000
375,000	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	331,875
325,000	Gaylord Entertainment Co., Sr. Notes, 6.750% due 11/15/14 (c)	302,250
150,000	The Home Depot Inc., Sr. Notes, 5.375% due 4/1/06	152,006
1,250,000	Host Marriot, L.P., Sr. Notes, 7.125% due 11/1/13	1,271,875
600,000	Interface, Inc., Sr. Sub. Notes, 9.500% due 2/1/14 (b)	603,000
500,000	John Q. Hammons Hotels L.P., 1st Mortgage Notes, Series B, 8.875% due 5/15/12	535,000
125,000	Johnson Controls Inc., Sr. Notes, 5.000% due 11/15/06	126,432
25,000	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (c)	24,125
250,000	Leslie’s Poolmart, Sr. Notes, 7.750% due 2/1/13 (c)	248,750
	Levi Strauss & Co., Sr. Notes:
150,000	7.730% due 4/1/12 (b)(c)(d)	138,750
675,000	9.750% due 1/15/15 (c)	648,000
125,000	Lowe’s Cos. Inc., Notes, 7.500% due 12/15/05	127,960
125,000	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	130,327
500,000	MeriStar Hospitality Corp., Sr. Notes, 9.125% due 1/15/11	505,000
450,000	Oxford Industries, Inc., Sr. Notes, 8.875% due 6/1/11	468,000
425,000	Six Flags Inc., Sr. Notes, 9.625% due 6/1/14 (b)	361,250
125,000	Target Corp., Sr. Notes, 5.500% due 4/1/07	128,215
200,000	Toys R US Inc., Notes, 7.375% due 10/15/18	159,000

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Consumer Cyclicals — 1.3% (continued)
$300,000	VF Corp., Notes, 8.100% due 10/1/05	$305,324
500,000	VICORP Restaurants Inc., Sr. Notes, 10.500% due 4/15/11	510,000

		12,034,100

Consumer Non-Cyclicals — 2.6%
396,017	Ahold Lease U.S.A. Inc., Pass-Through Certificates, Series A-1, 7.820% due 1/2/20 (d)	423,986
250,000	AmeriPath Inc., Sr. Sub. Notes, 10.500% due 4/1/13	251,250
75,000	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08 (b)	65,813
100,000	Bottling Group LLC, Sr. Notes, 2.450% due 10/16/06	97,923
1,000,000	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14 (b)	990,000
125,000	Cargill Inc., Notes, 6.250% due 5/1/06 (c)	127,899
100,000	Cendant Corp., Notes, 6.875% due 8/15/06	103,426
325,000	Choctaw Resort Development Enterprise, Sr. Notes, 7.250% due 11/15/19 (c)	318,500
500,000	Constellation Brands, Inc., Sr. Sub. Notes, Series B, 8.125% due 1/15/12 (b)	515,000
300,000	DaVita Inc., Sr. Sub. Notes, 7.250% due 3/15/15 (c)	293,250
325,000	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	329,875
675,000	DEL Laboratories, Inc., Sr. Sub. Notes, 8.000% due 2/1/12 (c)	641,250
500,000	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	537,500
500,000	Doane Pet Care Co., Sr. Sub Notes, 9.750% due 5/15/07	495,000
	Dole Foods Co. Inc.:
350,000	Debentures, 8.750% due 7/15/13 (b)	372,750
161,000	Sr. Notes, 8.875% due 3/15/11	171,465
500,000	Elizabeth Arden, Inc., Sr. Sub. Notes, 7.750% due 1/15/14	506,250
500,000	Extendicare Health Services, Inc., Sr. Sub. Notes, 6.875% due 5/1/14 (b)	481,250
125,000	Fortune Brands Inc., Notes, 2.875% due 12/1/06	122,834
600,000	Genesis HealthCare Corp., Sr. Sub. Notes, 8.000% due 10/15/13 (b)	636,000
150,000	The Gillette Co., Notes, 3.500% due 10/15/07	149,334
250,000	Global Cash Access Inc., Sr. Sub. Notes, 8.750% due 3/15/12	270,000
	HCA Inc.:
375,000	Debentures, 7.050% due 12/1/27	359,042
975,000	Notes, 6.375% due 1/15/15	983,393
142,000	Sr. Notes, 7.125% due 6/1/06	146,425
450,000	Herbst Gaming Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (c)	443,250
500,000	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08 (b)	425,000
925,000	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14	955,062
1,000,000	Isle of Capri Casinos Inc., Sr. Sub. Notes, 7.000% due 3/1/14	975,000
225,000	Jean Coutu Group, Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (b)	213,187
125,000	Kellogg Co., Sr. Notes, 2.875% due 6/1/08	120,062
550,000	Las Vegas Sands Corp., Sr. Notes, 6.375% due 2/15/15 (c)	518,375

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Consumer Non-Cyclicals — 2.6% (continued)
	MGM Mirage Inc., Sr. Notes:
$700,000	6.750% due 9/1/12	$703,500
575,000	5.875% due 2/27/14 (b)	541,219
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes:
300,000	7.125% due 8/15/14	302,625
350,000	6.875% due 2/15/15 (c)	346,500
325,000	Penn National Gaming Inc., Sr. Sub. Notes, 6.750% due 3/1/15 (c)	312,812
500,000	Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12	492,500
500,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (b)	417,500
150,000	Quest Diagnostics Inc., Sr. Notes, 6.750% due 7/12/06	154,632
325,000	Riddell Bell Holdings Inc., Sr. Sub. Notes, 8.375% due 10/1/12 (c)	329,062
500,000	Rite Aid Corp., Sr. Debentures, 6.875 due 8/15/13 (b)	433,750
150,000	Safeway Inc., Sr. Notes, 4.800% due 7/16/07	150,958
900,000	Sealy Mattress Co., Sr. Sub Notes, 8.250% due 6/15/14 (b)	913,500
625,000	Seneca Gaming Corp., Sr. Notes, 7.250% due 5/1/12	621,875
425,000	Simmons Bedding Co., Sr. Sub. Notes, 7.875% due 1/15/14	410,125
625,000	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	634,375
575,000	Tempur-Pedic Inc. and Tempur Production U.S.A. Inc., Sr. Sub. Notes, 10.250% due 8/15/10	644,000
	Tenet Healthcare Corp.:
650,000	Notes, 7.375% due 2/1/13 (b)	612,625
375,000	Sr. Notes, 9.875% due 7/1/14	387,188
500,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (c)	515,000
125,000	Unilever Capital Corp., Sr. Notes, 6.875% due 11/1/05	127,054
150,000	UnitedHealth Group Inc., Sr. Notes, 3.300% due 1/30/08	146,365
350,000	Vanguard Health Holding Co. I LLC, Sr. Discount Notes, zero coupon until 10/1/09, 11.250% thereafter, due 10/1/15 (b)	239,750
500,000	VWR International Inc., Sr. Sub. Notes, 8.000% due 4/15/14 (b)	467,500
75,000	WellPoint Health Networks, Inc., Sr. Notes, 6.375% due 6/15/06	76,892

		23,020,658

Energy — 1.2%
255,000	Burlington Resource Finance Co., Notes, 5.600% due 12/1/06	260,141
	Chesapeake Energy Corp., Sr. Notes:
775,000	6.375% due 6/15/15 (c)	763,375
75,000	6.625% due 1/15/16 (c)	74,250
75,000	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	72,611
600,000	Dresser-Rand Group, Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (c)	588,000
250,000	Duke Energy Field Services LLC, Sr. Notes, 5.750% due 11/15/06	255,783

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Energy — 1.2% (continued)
	Dynegy Holdings Inc.:
$1,725,000	Debentures, 7.125% due 5/15/18	$1,267,875
450,000	Sr. Secured Notes, 10.125% due 7/15/13 (c)	465,750
	El Paso Corp., Sr. Notes:
1,000,000	7.800% due 8/1/31 (b)	912,500
1,050,000	7.750% due 1/15/32 (b)	971,250
500,000	Exco Resources, Inc., Sr. Notes, 7.250% due 1/15/11	495,000
325,000	Holly Energy Partners L.P., Sr. Notes, 6.250% due 3/1/15 (c)	307,125
125,000	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	133,613
1,550,000	Petronas Capital Ltd., 7.875% due 5/22/22 (c)	1,906,928
325,000	Texas Genco LLC, Sr. Notes, 6.875% due 12/15/14 (c)	320,125
1,500,000	The Williams Cos., Inc., Sr. Notes, 7.750% due 6/15/31 (b)	1,590,000

		10,384,326

Financial — 0.6%
125,000	American Express Centurion Bank, Notes, 3.070% due 7/19/07 (d)	125,211
125,000	Amvescap PLC, Sr. Notes, 5.900% due 1/15/07	128,865
380,000	Banesto Finance Ltd., Notes, 7.500% due 3/25/07	402,127
125,000	Bank of America Corp., Sub. Notes, 6.375% due 2/15/08	131,810
250,000	Bank United Corp., Sub. Notes, 8.875% due 5/1/07	271,273
200,000	BB&T Corp., Sub. Notes, 6.375% due 6/30/05	201,000
125,000	The Bear Stearns Cos., Inc., Notes, 5.700% due 1/15/07	128,329
75,000	Boeing Capital Corp., Sr. Notes, 5.650% due 5/15/06	76,367
125,000	Capital One Bank, Notes, 4.875% due 5/15/08	126,128
245,000	Chubb Corp., Notes, 6.150% due 8/15/05	246,634
125,000	CIT Group Inc., Notes, 6.500% due 2/7/06	127,652
125,000	Core Investment Grade Bond Trust I, Pass-Thru Certificates, 4.727% due 11/30/07	126,187
125,000	Countrywide Home Loans Inc., Medium-Term Notes, Series K, 4.250% due 12/19/07	124,514
125,000	General Electric Capital Corp., Medium-Term Notes, Series A, 3.110% due 6/22/07 (d)	125,193
125,000	Hartford Financial Services Group Inc., Sr. Notes, 2.375% due 6/1/06	122,544
125,000	HSBC Finance Corp, Sr. Unsub. Notes, 5.875% due 2/1/09	131,067
125,000	International Lease Finance Corp., Notes, 5.750% due 10/15/06	128,081
125,000	John Deere Capital Corp., Sr. Notes, 5.125% due 10/19/06	127,134
150,000	JPMorgan Chase & Co., Sr. Notes, 5.350% due 3/1/07	153,310
75,000	Marsh & McLennan Cos., Inc., Notes, 3.280% due 7/13/07 (d)	74,555
125,000	MGIC Investment Corp., Sr. Notes, 7.500% due 10/15/05	127,090
150,000	Morgan Stanley, Bonds, 5.800% due 4/1/07	154,310
500,000	Nationwide Life Global Funding I, Notes, 3.180% due 9/28/07 (c)(d)	500,378
150,000	Protective Life Secured Trust, Medium-Term Notes, 3.220% due 4/13/07 (d)	150,132

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Financial — 0.6% (continued)
$150,000	Rio Tinto Finance U.S.A. Ltd., Notes, 2.625% due 9/30/08	$142,275
125,000	SLM Corp., Medium-Term Notes, Series A, 3.361% due 1/26/09 (d)	125,298
200,000	Suntrust Bank, Notes, 2.125% due 1/30/06	197,651
125,000	Textron Financial Corp., Medium-Term Notes, Series E, 2.750% due 6/1/06	122,642
200,000	Vornado Realty L.P., Sr. Notes, 5.625% due 6/15/07	205,759
150,000	Wells Fargo & Co., Notes, 3.113% due 3/23/07 (d)	150,152
100,000	Zions Bancorp., Sr. Notes, 2.700% due 5/1/06	98,783

		5,052,451

Manufacturing — 0.6%
125,000	Cooper Industries, Inc., Sr. Notes, 5.250% due 7/1/07	127,643
352,000	Dover Corp., Notes, 6.450% due 11/15/05	356,767
225,000	Ford Motor Co., Notes, 7.450% due 7/16/31 (b)	185,361
	Ford Motor Credit Co., Notes:
200,000	6.500% due 1/25/07 (b)	200,061
1,050,000	7.000% due 10/1/13 (b)	946,419
	General Motors Acceptance Corp., Notes:
156,000	6.125% due 9/15/06	155,120
1,600,000	6.750% due 12/1/14 (b)	1,342,613
300,000	General Motors Corp., Sr. Debentures, 8.375% due 7/15/33 (b)	228,859
150,000	Goodrich Corp., Notes, 7.500% due 4/15/08	162,991
125,000	Honeywell International Inc., Notes, 6.875% due 10/3/05 (b)	126,656
200,000	Ingersoll-Rand Co. Ltd., Notes, 6.250% due 5/15/06	204,515
475,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)(c)	472,625
100,000	Masco Corp., Sr. Notes, 6.750% due 3/15/06	102,413
350,000	Park-Ohio Industries, Inc., Sr. Sub. Notes, 8.375% due 11/15/14 (c)	316,750
500,000	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13	472,500
250,000	Tyco International Group, S.A., Notes, 6.375% due 6/15/05	250,732

		5,652,025

Media – Cable — 1.4%
	Cablevision Systems Corp., Sr. Notes:
625,000	7.880% due 4/1/09 (c)(d)	640,625
900,000	8.000% due 4/15/12 (c)	892,125
625,000	CanWest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (c)	642,188
125,000	CBS Corp., Sr. Notes, 7.150% due 5/20/05	125,186
	Charter Communications Holdings, LLC., Sr. Notes:
1,350,000	10.000% due 4/1/09	1,012,500
1,000,000	10.750% due 10/1/09 (b)	760,000

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Media – Cable — 1.4% (continued)
$250,000	Clear Channel Communications Inc., Sr. Notes, 3.125% due 2/1/07	$242,775
250,000	COX Communications Inc., Notes, 7.750% due 8/15/06 (b)	260,627
1,750,000	Dex Media Inc., Discount Notes, zero coupon until 11/15/08, 9.000% thereafter, due 11/15/13 (b)	1,321,250
1,175,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	1,277,813
1,000,000	EchoStar DBS Corp., Sr. Notes, 6.625% due 10/1/14 (c)	975,000
750,000	Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10	802,500
500,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	540,000
750,000	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13 (b)	791,250
200,000	Nexstar Finance Holdings LLC, Sr. Discount Notes, zero coupon until 4/1/08, 11.375% thereafter, due 4/1/13 (b)	154,000
50,000	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (b)(c)	53,125
50,000	Rainbow National Services LLC, Sr. Sub. Debentures, 10.375% due 9/1/14 (c)	56,750
125,000	Reed Elsevier Capital Inc., Notes, 6.125% due 8/1/06	127,631
600,000	Rogers Cable Inc., Sr. Secured Notes, 7.875% due 5/1/12	621,000
325,000	Sinclair Broadcast Group, Inc., Sr. Sub. Notes, 8.000% due 3/15/12	324,188
150,000	TCI Communications Inc., Sr. Notes, 6.875% due 2/15/06	155,506
150,000	Time Warner Inc., Notes, 6.125% due 4/15/06	153,094
100,000	Walt Disney Co., Medium-Term Notes, 5.500% due 12/29/06 (b)	101,992
	Young Broadcasting Inc., Sr. Sub. Notes:
325,000	10.000% due 3/1/11 (b)	326,625
300,000	8.750% due 1/15/14 (b)	280,500

		12,638,250

Services/Other — 0.3%
	Allied Waste North America, Inc., Sr. Notes:
75,000	7.250% due 3/15/15 (c)	68,625
	Series B:
217,000	9.250% due 9/1/12	230,020
1,000,000	7.375% due 4/15/14 (b)	880,000
100,000	Centex Corp., Notes, 4.750% due 1/15/08 (b)	100,253
450,000	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13 (b)	424,125
1,325,000	Iron Mountain Inc., Sr. Sub. Notes, 7.750% due 1/15/15	1,272,000

		2,975,023

Technology — 0.3%
	Amkor Technology Inc., Sr. Notes:
400,000	9.250% due 2/15/08 (b)	357,000
500,000	7.125% due 3/15/11 (b)	395,000

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Technology — 0.3% (continued)
$125,000	Hewlett-Packard Co., Notes, 5.500% due 7/1/07	$128,568
125,000	IBM Canada Credit Services Co., Sr. Notes, 3.750% due 11/30/07 (c)	123,479
2,000,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,697,500

		2,701,547

Telecommunications — 1.4%
1,000,000	Alamosa (Delaware) Inc., zero coupon until 7/31/05, 12.000% thereafter, due 7/31/09 (b)	1,095,000
1,000,000	American Tower Corp., Sr. Notes, 7.500% due 5/1/12 (b)	1,020,000
1,000,000	Crown Castle International Corp., Sr. Notes, Series B, 7.500% due 12/1/13 (b)	1,070,000
125,000	GTE Corp., Debentures, 6.360% due 4/15/06	127,755
150,000	Intelsat (Bermuda) Ltd., Sr. Notes, 7.805% due 1/15/12 (c)(d)	151,125
850,000	MCI, Inc., Sr. Notes, 8.735% due 5/1/14	922,250
1,450,000	Nextel Communications Inc., Sr. Notes, 6.875% due 10/31/13	1,529,750
390,000	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14	407,550
2,125,000	Qwest Services Corp., Notes, 14.500% due 12/15/14 (c)	2,475,625
625,000	Rogers Wireless Communications Inc., Sr. Secured Notes, 7.500% due 3/15/15	644,531
650,000	SBA Communications Corp., Sr. Notes, 8.500% due 12/1/12 (c)	680,875
125,000	SBC Communications Inc., Sr. Notes, 5.750% due 5/2/06	127,267
500,000	SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10	523,750
250,000	Sprint Capital Corp., Notes, 6.000% due 1/15/07	256,730
	UbiquiTel Operating Co., Sr. Notes:
500,000	9.875% due 3/1/11	543,750
150,000	9.875% due 3/1/11 (c)	163,125
325,000	U.S. Unwired Inc., Sr. Secured Notes, Series B, 10.000% due 6/15/12	358,313
300,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	344,250
550,000	Zeus Special Subsidiary Ltd., Sr. Discount Notes, zero coupon until 2/1/10, 9.250% thereafter, due 2/1/15 (c)	335,500

		12,777,146

Utilities — 0.7%
	The AES Corp., Sr. Notes:
100,000	9.500% due 6/1/09 (b)	109,000
1,400,000	7.750% due 3/1/14	1,435,000
1,000,000	Calpine Corp., 2nd Priority Sr. Secured Notes, 8.750% due 7/15/13 (b)(c)	695,000
175,000	Calpine Generating Co. LLC, Sr. Secured Notes, 12.390% due 4/1/11 (b)(d)	153,125
400,000	Commonwealth Edison Co., 1st Mortgage Notes, Series 93, 7.000% due 7/1/05	402,491
100,000	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	99,573
1,000,000	Edison Mission Energy, Sr. Notes, 7.730% due 6/15/09	1,030,000
75,000	Entergy Gulf States, Inc., 1st Motgage Notes, 3.600% due 6/1/08	73,398

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Utilities — 0.7% (continued)
$125,000	Niagara Mohawk Power Corp., 1st Mortgage Notes, 7.750% due 5/15/06	$130,095
150,000	Nisource Finance Corp., Sr. Notes, 7.625% due 11/15/05	153,083
782,000	NRG Energy, Inc., Sr. Secured Notes, 8.000% due 12/15/13 (c)	793,730
250,000	Pinnacle West Capital Corp., Sr. Notes, 6.400% due 4/1/06	253,972
1,000,000	Reliant Energy Inc., Sr. Secured Notes, 9.500% due 7/15/13 (b)	1,042,500
155,000	United Utilities PLC, Notes, 6.450% due 4/1/08	164,164

		6,535,131

	Total Corporate Bonds & Notes (Cost — $121,929,335)	118,544,796

Convertible Bonds & Notes — 6.9%
Consumer Discretionary — 0.9%
Media — 0.9%
1,500,000	Charter Communications Inc., Sr. Notes, 4.750% due 6/1/06	1,363,125
2,250,000	Liberty Media Corp., Debentures, 4.000% due 11/15/29††	1,479,375
5,000,000	Mediacom Communications Corp., Sr. Notes, 5.250% due 7/1/06	4,931,250

		7,773,750

Consumer Staples — 0.1%
Food Retailing — 0.1%
1,750,000	General Mills Inc., Debentures, zero coupon due 10/28/22 (b)	1,244,688

Energy — 1.0%
Oil & Gas — 1.0%
17,000,000	EL Paso Corp., Debentures, zero coupon due 2/28/21	8,988,750

Healthcare — 1.8%
Biotechnology — 1.8%
5,000,000	BioMarin Pharmaceuticals Inc., Sub. Notes, 3.500% due 6/15/08	4,362,500
4,875,000	InterMune Inc., Sr. Notes, 0.250% due 3/1/11 (c)	3,601,406
3,000,000	NPS Pharmaceuticals Inc., Sr. Notes, 3.000% due 6/15/08	2,568,750
2,000,000	Sepracor, Inc., Sub. Debentures, 5.000% due 2/15/07	2,020,000
4,000,000	Vertex Pharmaceuticals Inc., Sr. Sub. Notes, 5.750% due 2/15/11 (c)	3,770,000

		16,322,656

Industrials — 0.4%
Commercial Services & Supplies — 0.4%
4,500,000	Allied Waste North America, Inc., Sr. Sub. Debentures, 4.250% due 4/15/34	3,729,375

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount		Security*	Value
Information Technology — 2.7%
Communication Equipment — 1.0%
$6,500,000		Ciena Corp., Sr. Notes, 3.750% due 2/1/08	$5,468,125
4,000,000		Nortel Networks Corp., Sr. Notes, 4.250% due 9/1/08	3,635,000

			9,103,125

Computer & Peripherals — 0.1%
1,500,000		Silicon Graphics Inc., Sr. Notes, 6.500% due 6/1/09	1,132,500

Semiconductors & Semiconductor Equipment — 1.0%
2,000,000		Agere Systems Inc., Sub. Notes, 6.500% due 12/15/09	1,987,500
8,500,000		Atmel Corp., Sub. Notes, zero coupon due 5/23/21	3,952,500
3,500,000		Conexant Systems Inc., Sub. Notes, 4.000% due 2/1/07	3,023,125

			8,963,125

Software — 0.6%
500,000		BEA Systems Inc., Sub. Notes, 4.000% due 12/15/06	489,375
4,500,000		i2 Technologies Inc., Sub. Notes, 5.250% due 12/15/06	4,331,250

			4,820,625

		Total Information Technology	24,019,375

		Total Convertible Bonds & Notes (Cost — $69,532,469)	62,078,594

Face Amount†
Sovereign Bonds — 14.1%
Argentina — 0.6%
		Republic of Argentina (a)(e)(f):
35,000	DEM	7.875% due 7/29/05‡	7,084
45,000	DEM	11.250% due 4/10/06‡	9,533
2,010,000	EUR	10.250% due 1/26/07‡	843,511
437,000	EUR	10.250% due 1/26/07	143,957
125,000	EUR	8.000% due 2/26/08‡	51,141
150,000	DEM	9.000% due 11/19/08‡	29,693
80,000	EUR	8.250% due 7/6/10‡	31,846
70,000	DEM	10.250% due 2/6/49‡	14,982
170,000	DEM	7.000% due 3/18/49‡	35,134
75,000	EUR	9.000% due 6/20/49‡	30,108
35,000	EUR	8.500% due 7/1/49‡	13,978
35,000	DEM	9.000% due 9/19/49‡	7,031

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount†	Security*	Value
Argentina — 0.6% (continued)
50,000EUR	9.250% due 10/21/49‡	$20,334
75,000DEM	10.500% due 11/14/49‡	14,891
2,105,000	Discount Bond, Series L-GL, 3.500% due 3/31/23 (d)‡	1,217,637
	Medium-Term Notes:
50,000EUR	9.000% due 5/24/05 (c)‡	20,195
365,000,000ITL	4.645% due 7/8/05 (d)‡	73,228
1,215,000EUR	10.000% due 2/22/07‡	505,489
175,000,000ITL	7.625% due 8/11/07‡	35,652
185,000,000ITL	8.000% due 10/30/09‡	37,092
70,000EUR	8.500% due 7/30/10‡	27,766
90,000EUR	8.750% due 2/4/49‡	37,223
55,000,000ITL	7.000% due 3/18/49‡	11,482
45,000EUR	7.125% due 6/10/49‡	17,925
35,000EUR	8.125% due 10/4/49‡	13,673
35,000EUR	9.250% due 7/20/49‡	13,969
4,290,000	Par Bond, Series L-GP, 6.000% due 3/31/23‡	2,497,638

		5,762,192

Brazil — 3.2%
	Federative Republic of Brazil:
4,755,000	12.250% due 3/6/30	5,889,067
4,510,000	11.000% due 8/17/40	5,109,830
9,847,737	C Bonds, 8.000% due 4/15/14	9,823,093
8,832,467	DCB, Series L, 4.313% due 4/15/12 (d)	8,277,677

		29,099,667

Bulgaria — 0.1%
775,000	Republic of Bulgaria, 8.250% due 1/15/15 (c)	963,906

Chile — 0.2%
1,700,000	Republic of Chile, 5.500% due 1/15/13	1,773,532

Colombia — 0.8%
	Republic of Colombia:
385,000	10.750% due 1/15/13	438,130
4,300,000	8.125% due 5/21/24	3,956,000
1,950,000	Medium-Term Notes, 11.750% due 2/25/20	2,379,000

		6,773,130

El Salvador — 0.1%
825,000	Republic of El Salvador, 7.750% due 1/24/23 (c)	907,500

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount†	Security*	Value
Ecuador — 0.2%
	Republic of Ecuador:
1,685,000	12.000% due 11/15/12 (c)	$1,600,750
10,000	8.000% due 8/15/30 (c)(d)	8,150

		1,608,900

Malaysia — 0.0%
350,000	Federation of Malaysia, 8.750% due 6/1/09	404,972

Mexico — 3.2%
	United Mexican States:
200,000	11.375% due 9/15/16	290,500
7,770,000	8.125% due 12/30/19	9,110,325
	Medium-Term Notes, Series A:
1,000,000	6.375% due 1/16/13	1,045,000
425,000	5.875% due 1/15/14	429,569
12,010,000	6.625% due 3/3/15	12,736,605
3,425,000	8.000% due 9/24/22	3,986,700
1,340,000	7.500% due 4/8/33	1,455,575

		29,054,274

Panama — 0.5%
	Republic of Panama:
700,000	7.250% due 3/15/15	728,000
1,915,000	9.375% due 1/16/23	2,257,306
1,625,000	8.875% due 9/30/27	1,828,125

		4,813,431

Peru — 0.6%
	Republic of Peru:
380,000	9.125% due 2/21/12	437,000
1,900,000	9.875% due 2/6/15	2,246,750
3,019,500	FLIRB, 5.000% due 3/7/17 (d)	2,830,781

		5,514,531

The Philippines — 0.6%
	Republic of the Philippines:
2,625,000	9.000% due 2/15/13	2,733,150
2,000,000	10.625% due 3/16/25	2,161,200

		4,894,350

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount†	Security*	Value
Russia — 2.1%
700,000	Aries Vermogensverwaltungs GmbH, Russian Federation Credit-Link Notes, Series C, 9.600% due 10/25/14 (c)	$892,500
17,065,000	Russian Federation, 5.000% due 3/31/30 (c)(d)	18,174,225

		19,066,725

South Africa — 0.3%
	Republic of South Africa:
250,000	9.125% due 5/19/09	289,375
1,825,000	6.500% due 6/2/14	1,980,125

		2,269,500

Supranational — 0.0%
300,000	Corporacion Andina de Fomento, 3.520% due 1/26/07 (d)	300,014

Turkey — 0.7%
	Republic of Turkey:
200,000	11.750% due 6/15/10	240,000
725,000	11.500% due 1/23/12	880,875
4,150,000	11.000% due 1/14/13	5,000,750
225,000	11.875% due 1/15/30	295,312

		6,416,937

Ukraine — 0.2%
	Republic of Ukraine:
606,694	11.000% due 3/15/07 (c)	650,679
625,000	7.650% due 6/11/13 (c)	671,875

		1,322,554

Uruguay — 0.1%
	Republic of Uruguay, Benchmark Bonds:
575,000	7.250% due 2/15/11	549,125
175,000	7.500% due 3/15/15	159,250

		708,375

Venezuela — 0.6%
	Bolivarian Republic of Venezuela:
2,150,000	5.375% due 8/7/10	1,937,150
725,000	8.500% due 10/8/14	716,662
175,000	9.250% due 9/15/27	172,637

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount†	Security*	Value
Venezuela — 0.6% (continued)
	Collective Action Securities:
1,900,000	10.750% due 9/19/13	$2,135,600
150,000	9.375% due 1/13/34	148,650

		5,110,699

	Total Sovereign Bonds (Cost — $125,575,309)	126,765,189

Loan Participations (d)(g) — 0.2%
317,778	Kingdom of Morocco, Tranche A, 3.803% due 1/2/09 (JPMorgan Chase & Co.)	313,806
1,000,000	UPC Broadband Inc., Term Loan, Tranche H2, 5.752% due 3/15/12 (Bank of America Corp.)	1,001,571

	Total Loan Participations (Cost — $1,315,001)	1,315,377

Face Amount
U.S. Government Agency Mortgage Pass-Throughs — 2.7%
$2,613,154	Fannie Mae, 8.000% due 12/1/12	2,759,966
	Freddie Mac:
307,978	6.000% due 3/15/34 (d)	307,163
841,529	6.000% due 4/15/34 (d)	860,917
	Gold:
691,195	8.500% due 9/1/25	756,962
5,493,538	6.000% due 9/1/32	5,646,347
13,651,722	6.000% due 2/1/34	14,025,268

	Total U.S. Government Agency Mortgage Pass-Throughs (Cost — $24,004,750)	24,356,623

Asset-Backed Securities — 6.8%
1,000,000	ACE Securities Corp., Series 2004-OP1, Class M3, 4.270% due 4/25/34 (d)	1,002,467
	Aegis Asset-Backed Securities Trust:
370,831	Series 2004-2N, Class N1, 4.500% due 4/25/34 (c)	370,770
1,250,000	Series 2004-5, Class M2, 4.240% due 12/25/34 (d)	1,265,062
665,539	Series 2004-5N, 5.000% due 12/25/34 (c)	664,144
1,582,517	Series 2004-6N, 4.750% due 3/25/35 (c)	1,580,539
	Ameriquest Mortgage Securities Inc.:
1,000,000	Series 2003-12, Class M2, 4.720% due 11/25/33 (d)	1,027,100
1,000,000	Series 2004-R11, Class M5, 4.220% due 11/25/34 (d)	1,021,322

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Asset-Backed Securities — 6.8% (continued)
$1,000,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4, 4.070% due 10/25/34 (d) (Cost — $995,997)	$1,018,963
453,170	AQ Finance Net Interest Margin Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (c)	451,525
	Argent Net Interest Margin Trust:
278,742	Series 2004-WN8, Class A, 4.700% due 7/25/34 (c)	277,855
500,000	Series 2004-WN10, Class B, 7.385% due 11/25/34 (c)	500,000
2,000,000	Argent Securities Inc., Series 2004-W8, Class M4, 4.320% due 5/25/34 (d)	2,013,278
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2, 4.470% due 1/25/34 (d)	762,434
498,241	Asset-Backed Funding Corp. Net Interest Margin Trust, Series 2004-OPT4, Class N1, 4.450% due 5/26/34 (c)	495,813
	Bayview Financial Acquisition Trust:
850,000	Series 2001-CA, Class M3, 4.270% due 8/25/36 (c)(d)	848,406
795,822	Series 2002-DA, Class M1, 3.870% due 8/25/32 (c)(d)	798,795
	Bear Stearns Asset Backed Securities Inc.:
2,000,000	Series 2004-HE5, Class M1, 3.590% due 7/25/34 (d)	2,001,154
	Net Interest Margin Notes:
	Class A1:
129,185	Series 2004-FR1N, 5.000% due 5/25/34 (c)	128,508
392,755	Series 2004-HE5N, 5.000% due 7/25/34 (c)	391,580
246,409	Series 2004-HE6N, 5.250% due 8/25/34 (c)	245,515
79,000	Class A2, Series 2004-HE5N, 5.000% due 7/25/34 (c)	78,473
	Countrywide Asset-backed Certificates:
2,000,000	Class M2, Series 2004-BC4, 3.870% due 10/25/34 (d)	2,009,646
	Class M4:
750,000	Series 2003-3, 4.420% due 3/25/33 (d)	756,990
410,000	Series 2004-5, 4.270% due 6/25/34 (d)	417,142
	Class N1:
516,229	Series 2004-2N, 5.000% due 2/25/35 (c)	513,292
510,337	Series 2004-5N, 5.500% due 10/25/35 (c)	509,165
587,441	Credit-Based Asset Servicing and Securitization, Series 2004-AN, Class A, 5.000% due 9/27/36 (c)	580,611
950,000	C.S. First Boston Mortgage Securities Corp., Series 2001-HE16, Class M2, 4.220% due 11/25/31 (d)	955,858
502,419	Finance America Net Interest Margin Trust, Series 2004-1, Class A, 5.250% due 6/27/34 (c)	500,214
504,545	First Consumers Master Trust, Series 2001-A, Class A, 3.400% due 9/15/08 (d)	501,682
750,000	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FF2, Class M4, 3.920% due 3/25/34 (d)	758,363

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Asset-Backed Securities — 6.8% (continued)
	First Franklin Net Interest Margin Trust:
$548,710	Series 2004-FF7A, Class A, 5.000% due 9/37/34 (c)	$547,184
1,000,000	Series 2004-FF10, Class N2, 6.000% due 11/25/34 (c)	980,000
	Fremont Home Loan Trust:
1,000,000	Series 2004-A, Class M5, 4.120% due 2/25/34 (d)	1,000,576
2,000,000	Series 2004-B, Class M4, 4.190% due 5/25/34 (d)	2,004,776
875,000	Series 2004-D, Class M5, 4.020% due 11/25/34 (d)	878,816
302,629	Fremont Net Interest Margin Trust, Series 2004-B, 4.703% due 5/25/34 (c)	301,559
1,005,000	GSAMP Trust, Series 2004-OPT, Class M3, 4.170% due 11/25/34 (d)	1,012,235
1,018,951	Homestar Net Interest Margin Trust, Series 2004-6, Class A1, 5.500% due 1/25/35 (c)	1,021,658
967,433	Long Beach Asset Holdings Corp., Series 2004-6, Class N2, 7.500% due 11/25/34 (c)	937,152
750,000	Long Beach Mortgage Loan Trust, Series 2004-6, Class M2, 4.170% due 11/25/34 (d)	754,339
1,000,000	Master Asset-Backed Securities Trust, Series 2004-OPT2, Class M4, 4.020% due 9/25/34 (d)	1,011,494
	Merrill Lynch Mortgage Investors Inc.:
404,915	Series 2004-WM2N, Class N1, 4.500% due 10/25/05 (c)	403,199
429,071	Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (c)	429,205
	Morgan Stanley ABS Capital I:
1,400,000	Series 2004-HE4, Class M2, 4.320% due 5/25/34 (d)	1,400,805
500,000	Series 2004-HE9, Class M6, 4.2700% due 11/25/34 (d)	506,354
61,341	Series 2004-NC2N, 6.250% due 12/25/33 (c)	61,324
1,000,000	Series 2004-NC8, Class M4, 4.020% due 9/25/34 (d)	1,007,388
1,000,000	Series 2004-OP1, Class M5, 4.070% due 11/25/34 (d)	1,016,851
	New Century Home Equity Loan Trust:
1,250,000	Series 2001-NC1, Class M2, 4.090% due 6/20/31 (d)	1,257,058
1,500,000	Series 2003-4, Class M2, 4.840% due 10/25/33 (d)	1,540,239
1,500,000	North Street Referenced Linked Notes Ltd., Series 2000-1A, Class A, 3.890% due 7/30/10 (c)(d)	787,500
	Novastar Home Equity Loan:
2,000,000	Series 2003-4, Class M2, 4.645% due 2/25/34 (d)	2,061,414
1,000,000	Series 2004-1, Class M4, 3.995% due 6/25/34 (d)	1,004,484
1,250,000	Series 2004-2, Class M5, 4.520% due 9/25/34 (d)	1,274,891
1,000,000	Series 2004-4, Class M4, 4.120% due 3/25/35 (d)	1,004,585
365,560	Novastar Net Interest Margin Trust, Class 2004-N2, 4.458% due 6/26/34 (c)	363,730
	Option One Mortgage Loan Trust, Class M2:
2,000,000	Series 2002-2, 4.170% due 6/25/32 (d)	2,009,037
1,500,000	Series 2004-2, 4.070% due 5/25/34 (d)	1,500,864
500,000	Park Place Securities Net Interest Margin Trust, Series 2004-WWF1, Class B, 6.290% due 1/25/35 (c)	500,156

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Asset-Backed Securities — 6.8% (continued)
$1,000,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2, 4.170% due 11/25/34 (d)	$1,005,163
	Sail Net Interest Margin Notes:
	Class A:
203,066	Series 2003-BC2A, 7.750% due 4/27/33 (c)	200,857
718,474	Series 2004-BN2A, 5.000% due 12/27/34 (c)	718,939
604,241	Series 2004-2A, 5.500% due 3/27/34 (c)	606,546
796,402	Series 2004-4A, 5.000% due 4/27/34 (c)	797,757
579,261	Series 2004-5A, 4.500% due 6/27/34 (c)	578,161
534,643	Series 2004-8A, 5.000% due 9/27/34 (c)	532,473
167,263	Series 2005-1A, 4.250% due 2/27/35 (c)	167,102
312,654	Class A2, Series 2004-11A, 4.750% due 1/27/35 (c)	312,673
	Class B:
338,722	Series 2004-11A, 7.500% due 1/27/35 (c)	325,384
442,511	Series 2004-AA, 7.500% due 10/27/34 (c)	428,484
446,118	Series 2004-BN2A, 7.000% due 12/27/34 (c)	428,273
375,923	Series 2005-1A, 7.500% due 2/27/35 (c)	366,173
	Sharp SP I LLC Net Interest Margin Trust:
649,633	Series 2004-HS1N, 5.920% due 2/25/34 (c)	637,019
561,607	Series 2004-OP1N, Class NA, 5.190% due 4/25/34 (c)	562,009
469,608	Series 2005-HE1N, Class NA, 5.190% due 2/25/35 (c)	469,770

	Total Asset-Backed Securities (Cost — $60,891,022)	61,162,322

Collateralized Mortgage Obligations — 0.9%
	Commercial Mortgage Pass-Through Certificates, Class E:
2,000,000	Series 2002-FL6, 3.954% due 6/14/14 (c)(d)	2,001,677
292,230	Series 2003-FL9, 3.954% due 11/15/15 (c)(d)	293,983
1,643,479	Impac CMB Trust, Series 2004-4, Class 2M2, 4.520% due 9/25/34 (d)	1,650,384
1,000,000	Merit Securities Corp., Series 11PA, Class B2, 4.560% due 9/28/32 (c)(d)	990,262
	Merrill Lynch Mortgage Investors Inc., Class B2:
750,000	Series 2004-A, 3.940% due 4/25/29 (d)	749,290
1,000,000	Series 2004-B, 3.900% due 5/25/29 (d)	1,007,258
1,500,000	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, 4.870% due 10/25/33 (d)	1,524,129

	Total Collateralized Mortgage Obligations (Cost — $8,143,144)	8,216,983

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

Face Amount	Security*	Value
Other Securities — 1.9%
$16,458,134	Targeted Return Index Securities, Sr. Secured Notes, Series HY-2004-1, 8.211% due 8/1/15 (c)(d) (Cost — $17,759,951)	$16,754,347

Contracts
Purchased Put Options — 0.4%
2,100	S&P 500 Index, Put @ 1,140, Expire 6/18/05 (Cost — $2,278,689)	3,528,000

Face Amount
Short-Term Investments — 9.2%
Repurchase Agreements — 2.1%
9,029,000	Interest in $629,394,000 joint tri-party repurchase agreement dated 4/29/05 with Deutsche Bank Securities Inc., 2.960% due 5/2/05; Proceeds at maturity — $9,031,277; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.500% due 9/15/05 to 5/1/35; Market value — $9,216,754)	9,029,000
5,000,000	Interest in $398,063,000 joint tri-party repurchase agreement dated 4/29/05 with Goldman Sachs Group Inc., 2.940% due 5/2/05; Proceeds at maturity — $5,001,225; (Fully collateralized by various U.S. Treasury obligations, 1.250% to 9.375% due 5/31/05 to 11/15/24; Market value — $5,100,011)	5,000,000
5,000,000	Interest in $850,128,000 joint tri-party repurchase agreement dated 4/29/05 with UBS Securities LLC, 2.950% due 5/2/05; Proceeds at maturity — $5,001,229; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.500% due 5/26/05 to 8/6/38; Market value — $5,100,021)	5,000,000

	Total Repurchase Agreements (Cost — $19,029,000)	19,029,000

Shares
Securities Purchased From Securities Lending Collateral — 7.1%
63,434,269	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $63,434,269)	63,434,269

	Total Short-Term Investments (Cost — $82,463,269)	82,463,269

	Total Investments — 100.0% (Cost — $892,466,782**)	$897,153,867

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)

April 30, 2005

†	Face amount denominated in U.S. dollars unless otherwise indicated.
*	All securities (except those on loan) are segregated as collateral pursuant to revolving credit facility.
††	This security is exchangeable for Sprint Corp. PCS common stock – Series 1 or cash based on the value of that stock.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(d)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.
(e)	Security is currently in default.
(f)	Argentina bonds were tendered as of February 25, 2005, under a plan of reorganization of Argentina.
(g)	Participation interests were acquired through the financial institutions indicated parenthetically.
**	Aggregate cost for federal income tax purposes is substantially the same.
‡	On June 6, 2005 bonds were exchanged for Republic of Argentina Discount Bonds, 5.830% due 12/31/33 denominated in Argentine peso.
#	Securities is valued in accordance with fair valuation procedures.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
C Bond	—	Capitalization Bond
DCB	—	Debt Conversion Bond
DEM	—	German Mark
EUR	—	Euro
FDR	—	French Depository Receipt
FLIRB	—	Front-Loaded Interest Reduction Bond
ITL	—	Italian Lira

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Statement of Assets and Liabilities (unaudited)

April 30, 2005

ASSETS:
Investments, at value (Cost — $892,466,782)	$897,153,867
Interest receivable	5,499,874
Receivable for securities sold	3,139,244
Dividends receivable	161,842
Prepaid expenses	21,001

Total Assets	905,975,828

LIABILITIES:
Loan payable (Note 4)	220,000,000
Payable for loaned securities collateral (Notes 1 and 3)	63,434,269
Payable for securities purchased	3,673,167
Payable to bank	3,295,780
Management fee payable	586,009
Interest Payable (Note 4)	483,867
Offering cost payable	455,059
Directors’ fee payable	2,795
Accrued expenses	97,244

Total Liabilities	292,028,190

Total Net Assets	$613,947,638

NET ASSETS:
Par value of shares of ($0.001 par value, 100,000,000 shares authorized; 32,964,106 shares outstanding)	$32,964
Capital paid in excess of par value	621,879,774
Overdistributed net investment income	(9,012,195)
Accumulated net realized loss from investment transactions, options and foreign currencies	(3,640,404)
Net unrealized appreciation of investments	4,687,499

Total Net Assets	$613,947,638

Net Asset Value, per share ($613,947,638 ÷ 32,964,106 shares outstanding)	$18.62

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2005

INVESTMENT INCOME:
Interest	$13,375,254
Dividends	5,424,730
Securities lending	56,055
Less: Foreign withholding tax	(57,079)

Total Investment Income	18,798,960

EXPENSES:
Management fee (Notes 1 and 2)	3,591,347
Interest expense (Note 4)	3,293,474
Custody	79,408
Shareholder communications	39,778
Audit and tax fees	27,826
Directors’ fees	27,719
Legal fees	20,446
Transfer agency services	11,942
Loan fees	10,628
Registration fees	5,057
Other	6,914

Total Expenses	7,114,539

Net Investment Income	11,684,421

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS, AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	10,685,483
Foreign currency transactions	4,940
Options	(12,632,250)

Net Realized Loss	(1,941,827)
Net Change in Unrealized Appreciation/Depreciation of Investments and Options	9,659,619

Net Gain on Investments, Options and Foreign Currencies	7,717,792

Increase in Net Assets From Operations	$19,402,213

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Statement of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited) and the Period Ended October 31, 2004†

	2005	2004†
OPERATIONS:
Net investment income	$11,684,421	$12,181,904
Net realized loss	(1,941,827)	(1,394,587)
Net change in unrealized appreciation/depreciation	9,659,619	(4,972,120)

Increase in Net Assets From Operations	19,402,213	5,815,197

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(19,778,463)	(13,404,047)
Return of Capital	—	(6,373,531)

Decrease in Net Assets From Distributions to Shareholders	(19,778,463)	(19,777,578)

FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares (32,955,247 shares issued, net of $1,318,000 offering costs)	—	628,027,000
Net proceeds from shares issued on reinvestment of distributions (8,859 shares issued)	—	159,269

Increase in Net Assets From Fund Share Transactions	—	628,186,269

Increase (Decrease) in Net Assets	(376,250)	614,223,888

NET ASSETS:
Beginning of period	614,323,888	100,000

End of period*	$613,947,638	$614,323,888

* Includes overdistributed net investment income of:	$(9,012,195)	$(918,153)

†	For the Period February 24, 2004 (commencement of operations) to October 31, 2004.

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Statement of Cash Flows (unaudited)

For the Six Months Ended April 30, 2005

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest and dividends received	$18,268,629
Operating expenses paid	(3,935,828)
Net sale of short-term investments	21,327,561
Realized gain on foreign currency transactions	4,940
Realized loss on option contracts	(12,632,250)
Net change in unrealized appreciation on foreign currencies	27
Purchases of long-term investments	(275,839,938)
Proceeds from disposition of long-term investments	272,815,260
Interest paid	(3,187,773)

Net Cash Provided By Operating Activities	16,820,628

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Cash distributions paid on Common Stock	(19,778,463)
Offering costs paid	(338,519)
Net proceeds from bank overdraft	3,295,780

Net Cash Flows Used By Financing Activities	(16,821,202)

Net Decrease in Cash	(574)
Cash, Beginning of period	574

Cash, End of period	$—

RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase in Net Assets From Operations	$19,402,213

Accretion of discount on investments	(1,455,491)
Amortization of premium on investments	1,011,029
Increase in investments, at value	(3,202,262)
Increase in prepaid expenses	(21,001)
Increase in interest and dividends receivable	(85,869)
Decrease in receivable for securities sold	1,951,660
Decrease in payable for securities purchased	(791,590)
Increase in interest payable	105,701
Decrease in accrued expenses	(93,762)

Total Adjustments	(2,581,585)

Net Cash Flows Provided By Operating Activities	$16,820,628

See Notes to Financial Statements.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Financial Highlights

For a share of common stock outstanding throughout each year or period ended October 31, unless otherwise noted:

	2005(1)(2)		2004(2)(3)
Net Asset Value, Beginning of Period	$18.64		$19.06 *

Income (Loss) From Operations:
Net investment income	0.35		0.37
Net realized and unrealized loss	0.23		(0.19)

Total Income From Operations	0.58		0.18

Less Distributions From:
Net investment income	(0.60)		(0.40)
Return of Capital	—		(0.20)

Total Distributions	(0.60)		(0.60)

Net Asset Value, End of Period	$18.62		$18.64

Market Value, End of Period	$16.26		$17.24

Total Return, Based on Market Price, per share(4)	(2.34	)%‡	(10.74)%‡
Total Return Based on Net Asset Value	3.05	%‡	1.06%‡
Ratios to Average Net Assets:
Total expenses, including interest expense	2.27	%†	1.54%†
Total expenses, excluding interest expense (operating expense)	1.22	%†	1.15%†
Net investment income	3.73	%†	2.97%†
Supplemental Data:
Net assets, end of period (000’s)	$613,948		$614,324
Portfolio turnover rate	33%		39%
Asset coverage for loan outstanding	379%		379%
Weighted average bank loan (000’s)	$220,000		$105,783
Weighted average interest rate on bank loan	3.02%		2.22%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the period from February 24, 2004 (commencement of operations) through October 31, 2004.
(4)	For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
*	Initial public offering price of $20.00 per share less offering cost and sales load totaling $0.94 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Notes to Financial Statements (unaudited)

Note  1.  Organization  and  Significant  Accounting  Policies

Salomon Brothers Capital and Income Fund Inc. (“Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund seeks total return with an emphasis on income by investing primarily in a portfolio consisting of a broad range of equity and fixed income securities of both U.S. and foreign issues.

The following is a summary of the significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) INVESTMENT VALUATION. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) LENDING OF PORTFOLIO SECURITIES. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Notes to Financial Statements (unaudited) (continued)

organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) LOAN PARTICIPATIONS. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) CREDIT AND MARKET RISK. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) CASH FLOW INFORMATION. The Fund invests in securities and distributes dividends from net investment income and net realized gains from investment transactions which are paid in cash and may be reinvested at the discretion of Shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Notes to Financial Statements (unaudited) (continued)

(g) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) FOREIGN CURRENCY TRANSLATION. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) FEDERAL AND OTHER TAXES. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Notes to Financial Statements (unaudited) (continued)

of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) RECLASSIFICATION. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Note  2.  Management  Agreement  and  Other  Transactions  with  Affiliates

Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. SBAM is responsible on a day-to-day basis for the management of the Fund’s portfolio in accordance with the Fund’s investment objectives and policies and for making decisions to buy, sell or hold particular securities of the Fund. The management fee for these services is payable monthly at an annual rate of 0.85% of the Fund’s average daily net assets (plus any borrowings).

At April 30, 2005, Citigroup Financial Products Inc., another indirect wholly-owned subsidiary of Citigroup, held 5,591 shares of the Fund.

Certain officers and/or directors of the Fund are also officers and/or directors of SBAM and do not receive compensation from the Fund.

Note  3.  Portfolio  Activity

For the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$275,048,348

Sales	$269,876,160

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,646,237
Gross unrealized depreciation	(33,959,152)

Net unrealized appreciation	$4,687,085

At April 30, 2005, the Fund held purchased put option contracts with a total cost of $2,278,689 and a total market value of $3,528,000.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Notes to Financial Statements (unaudited) (continued)

At April 30, 2005, the Fund loaned securities having a market value of $61,866,966. The Fund received cash collateral amounting to $63,434,269, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

At April 30, 2005, the Fund held loan participations with a total cost of $1,315,001 and a total market value of $1,315,377.

Note  4.  Loan

At April 30, 2005, the Fund had outstanding a $220,000,000 loan pursuant to a revolving credit and security agreement with Crown Point Capital Company LLC and Citicorp North America, Inc. (“CNA”), an affiliate of SBAM. In addition, CNA acts as administrative agent of the credit facility. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowings outstanding and any additional expenses. For the six months ended April 30, 2005, the Fund paid interest on this loan in the amount of $3,187,773.

In the course of discussions with the Securities and Exchange Commission regarding modifying the exemptive relief that CNA and the Fund rely upon for this type of financing, interpretive issues arose with respect to the existing relief. The Fund cannot predict the outcome of these discussions. If the Fund is required to seek alternate financing sources, its cost of borrowing may increase.

Note  5.  Dividends  Subsequent  to  April  30,  2005

On February 4, 2005, the Board of Directors (“Board”) of the Fund declared a dividend distribution in the amount of $0.1000 per share payable on May 27, 2005 to shareholders of record on May 17, 2005.

In addition, on May 4, 2005, the Fund’s Board declared three dividends, each in the amount of $0.1000 per share, payable on June 24, 2005, July 29, 2005 and August 26, 2005 to shareholders of record on June 14, 2005, July 12, 2005 and August 16, 2005, respectively.

Note  6.  Capital  Shares

On May 14, 2004, the Fund’s Board authorized the Fund to repurchase from time to time in the open market up to 1,000,000 shares of the Fund’s common stock. The Board directed the management of the Fund to repurchase shares of the Fund’s common stock at such times and in such amounts as management believes will enhance shareholder value, subject to review by the Fund’s Board. Since the inception of the repurchase plan, the Fund has not repurchased any shares.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Notes to Financial Statements (unaudited) (continued)

Note  7.  Capital  Loss  Carryforward

On October 31, 2004, the Fund had a net capital loss carryforward of approximately $9,064,399 all of which expires on October 31, 2012. This amount will be available to offset like amounts of any future taxable gains.

Note 8.  Change  in  Registered  Public  Accounting  Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 17, 2005. The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending October 31, 2005. A majority of the Fund’s Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP, subject to the right, of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

Note 9.  Additional  Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the CAM-managed funds’ investment manager and other investment advisory

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Notes to Financial Statements (unaudited) (continued)

companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by the board of CAM-managed fund, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

The Fund did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Notes to Financial Statements (unaudited) (continued)

Note 10.  Subsequent  Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment adviser to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Additional Shareholder Information (unaudited)

Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Salomon Brothers Capital and Income Fund Inc. was held on February 28, 2005, for the purposes of considering and voting upon the election of the entire Board of Directors. The following table provides information concerning the matter voted upon at the meeting:

Election of Directors

Nominees	Votes For	Votes Withheld
Carol L. Colman	31,108,794	353,822
Daniel P. Cronin	31,115,682	346,934
Leslie H. Gelb	31,089,743	372,873
R. Jay Gerken	31,103,548	359,068
William R. Hutchinson	31,119,910	342,706
Dr. Riordan Roett	31,103,606	359,010
Jeswald W. Salacuse	31,102,250	360,366

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Dividend Reinvestment Plan (unaudited)

Unless you elect to receive distributions in cash, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by American Stock Transfer & Trust Company, as agent for the Common Shareholders (the “Plan Agent”), in additional Common Shares under the Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by American Stock Transfer & Trust Company as dividend paying agent.

If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If the market price of the Common Shares on the record date (or, if the record date is not a New York Stock Exchange trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant dividend or distribution (the “determination date”) is equal to or exceeds the net asset value per share of the Common Shares, the Fund will issue new Common Shares at a price equal to the greater of (a) the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the market price per share of the Common Shares on the determination date.

(2) If the net asset value per share of the Common Shares exceeds the market price of the Common Shares on the determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share.

The Plan Agent maintains all participants’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

You may withdraw from the Plan by notifying the Plan Agent in writing at 59 Maiden Lane, New York, New York 10038. Such withdrawal will be effective immediately if notice is received

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Dividend Reinvestment Plan (unaudited) (continued)

by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Shares. The Plan may be terminated by the Fund upon notice in writing mailed to Common Shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination is to be effective. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. The Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan and your account may be obtained from the Plan Agent at 59 Maiden Lane, New York, New York 10038.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Additional Shareholder Information (unaudited)

This report is transmitted to the shareholders of Salomon Brothers Capital and Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (The “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

SALOMON BROTHERS CAPITAL AND INCOME FUND INC  .

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

Chairman President and Chief Executive Officer

ANDREW B. SHOUP

Senior Vice President and

Chief Administrative Officer

JAMES E. CRAIGE, CFA

Executive Vice President

MARK J. MCALLISTER, CFA

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

FRANCES M. GUGGINO

Chief Financial Officer and Treasurer

ANDREW BEAGLEY

Chief Compliance Officer

WENDY S. SETNICKA

Controller

ROBERT I. FRENKEL

Secretary and Chief Legal Officer

Salomon Brothers Capital and Income Fund Inc.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

Telephone 1-888-777-0102

INVESTMENT MANAGER AND ADMINISTRATOR

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, New York 10017

LEGAL COUNSEL

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

NEW YORK STOCK EXCHANGE SYMBOL

SCD

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Capital and Income Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Capital and Income Fund Inc.

Date: July 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers Capital and Income Fund Inc.

Date: July 6, 2005

By:	/s/ Frances M Guggino
(Frances M Guggino)
Chief Financial Officer of
Salomon Brothers Capital and Income Fund Inc.

Date: July 6, 2005